Federal Income Tax Matters (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Reclassification Taxable Income

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Increase (decrease) in Paid in Capital in Excess of Par	$(291)
Increase (decrease) in Distributable Earnings (Losses)	291

Reconciliation of Taxable Income Increase (Decrease) in Net Assets from Operation

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Net increase in net assets resulting from operations	$16,423
Net change in unrealized (appreciation) depreciation on investment transactions	587
Other income not currently taxable	(43)
Expenses not currently deductible	291
Other deductions/losses for tax not book	(74)
Other realized gain/loss differences	43
Taxable income before deductions for distributions	$17,227

Schedule of Tax Character of Distributions Paid

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Ordinary Income	$10,938

Schedule of Accumulated Earnings (Deficit) Book Basis, Income Tax

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Undistributed ordinary income – tax basis	$6,289
Net unrealized appreciation (depreciation) on investments	(587)
Other temporary differences	(5,414)
Total accumulated earnings (loss) – book basis	$288